UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2012
                                                  ----------------------
Check here if Amendment [ ]; Amendment Number:
                                                  ------------------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:       Lamond Capital Partners LLC
            -------------------------------
Address:    50 California Street
            -------------------------------
            Suite 1330
            -------------------------------
            San Francisco, CA 94111
            -------------------------------

Form 13F File Number:  28-
                          -----------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Swift C. Barnes
            -------------------------------
Title:      Chief Operating Officer
            -------------------------------
Phone:      (415) 848-2260
            -------------------------------

Signature, Place, and Date of Signing:

/s/ Swift C. Barnes        San Francisco, CA        February 11, 2013
--------------------       -------------------      ---------------------
     [Signature]              [City, State]               [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        ----------------
Form 13F Information Table Entry Total:     22
                                        ----------------
Form 13F Information Table Value Total:     $101,417
                                        ----------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                          FORM 13-F INFORMATION TABLE

COLUMN 1      COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5    COLUMN 6    COLUMN 7    COLUMN 8
--------      --------    --------    --------    --------    --------    --------    --------
                                                                                  VOTING AUTHORITY
                                   SHRS
NAME       TITLE                   OR                                   VOTING    VOTING    VOTING
 OF         OF            VALUE    PRN  SH/ PUT/ INVESTMENT   OTHER   AUTHORITY AUTHORITY AUTHORITY
ISSUER     CLASS  CUSIP  (X$1000)  AMT  PRN CALL DISCRETION  MANAGERS  -SOLE     -SHARED   -NONE
------     -----  -----  --------  ---  --- ---- ----------  -------- --------- --------- ---------
AKAMAI
TECHNOLOGIES
INC        COM  00971T101  8,551 209,020 SH         SOLE               209,020      0           0

APPLE INC  COM  037833100  3,550   6,670 SH         SOLE                 6,670      0           0

BROADCOM
CORP       CL A 111320107  1,733  52,190 SH         SOLE                52,190      0           0

DEMANDWARE
INC        COM  24802Y105  1,048  38,372 SH         SOLE                38,372      0           0

EBAY INC   COM  278642103  6,452 126,510 SH         SOLE               126,510      0           0

EQUINIX
INC        COM  29444U502  4,998  24,241 SH         SOLE                24,241      0           0

FIDELITY NAT
INFORMATION
SV         COM  31620M106  7,343 210,950 SH         SOLE               210,950      0           0

FISERV INC COM  337738108  2,248  28,450 SH         SOLE                28,450      0           0

GOOGLE INC CL A 38259P508  9,253  13,080 SH         SOLE                13,080      0           0

INFOBLOX
INC        COM  45672H104  5,390 299,940 SH         SOLE               299,940      0           0

JIVE
SOFTWARE
INC        COM  47760A108  2,034 140,000 SH         SOLE               140,000      0           0

LINKEDIN   COM
CORP       CL A 53578A108  4,533  39,480 SH         SOLE                39,480      0           0

MASTERCARD
INC        CL A 57636Q104  7,523  15,313 SH         SOLE                15,313      0           0

NYSE
EURONEXT   COM  629491101  4,123 130,730 SH         SOLE               130,730      0           0

PALO ALTO
NETWORKS
INC        COM  697435105    348   6,500 SH         SOLE                 6,500      0           0

QUALCOMM
INC        COM  747525103  4,830  78,080 SH         SOLE                78,080      0           0

RIVERBED
TECHNOLOGY
INC        COM  768573107  7,114 360,730 SH         SOLE               360,730      0           0

SALESFORCE
COM INC    COM  79466L302  4,916  29,243 SH         SOLE                29,243      0           0

SPLUNK INC COM  848637104  6,151 211,970 SH         SOLE               211,970      0           0

TERADATA
CORP DEL   COM  88076W103  4,798  77,520 SH         SOLE                77,520      0           0

VERISK
ANALYTICS
INC        CL A 92345Y106  2,730  53,570 SH         SOLE                53,570      0           0

YELP INC   CL A 985817105  1,751  92,870 SH         SOLE                92,870      0           0